Promissory Notes Payable (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Promissory Notes Payable (Textual)
Aggregate gross proceeds of convertible notes payable	$ 7,205,000	$ 7,205,000
Common stock conversion price per share	$ 0.75	$ 0.75
Term of warrants	7 years	7 years
Exercisable price per share	$ 1.65	$ 1.65
Debt issuance costs, net	$ 6,534,400	$ 6,534,400
Interest rate	7.00%
Common shares exercisable per share	$ 1.50	$ 1.50
Exercisable common shares	4,803,330	17,746	487,212
Warrant [Member]
Promissory Notes Payable (Textual)
Warrants issued to placement agent, share	804,000	804,000
Warrants for aggregate proceeds		$ 1,594,000	$ 209,740
Aggregate fair value of warrants	$ 200,700	$ 200,700